OTHER LONG-TERM LIABILITIES (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER LONG-TERM LIABILITIES
Future removal and site restoration liabilities (note 5)	882	836
Derivative liabilities (note 22)	763	557
Pension and OPEB liabilities (note 24)	573	515
Other	323	300
Other long-term liabilities	2,541	2,208